GAIN ON SALE OF ASSETS AND TERMINATION OF CHARTERS (Sale of Assets and Termination of Charters) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012 containership
Gain (Loss) on Disposition of Assets [Abstract]
(Loss)/ gain on sale of assets	$ (1,384)	$ 18,025	$ 25,681
Gain on termination of charters	25,315	0	21,705
Total gain on sale of assets and termination of charters	$ 23,931	$ 18,025	$ 47,386
Number of container vessels with charter agreement terminated				5